SEC COVER LETTER

Jeremy D. Franklin Vice President, Associate General Counsel 8500 Andrew Carnegie Blvd/2nd Floor Charlotte, NC 28262 T 704 988.4101 jeremy.franklin@nuveen.com

September 27, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Funds (“Registrant”) Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the Registrant, we are attaching for filing Post-Effective Amendment No. 116 to the above-captioned registration statement on Form N-1A (“Amendment No. 116”), including exhibits.

Amendment No. 116 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on October 1, 2018. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 116 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

The main purposes of Amendment No. 116 are: (i) to update the Registrant’s disclosure, including financial and performance information; and (ii) to incorporate changes to the fee structure for the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4101.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin